AXP(R) Managed
                                                                      Allocation
                                                                            Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) magnifying glass

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Going Where the Action Is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. AXP Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Fund can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3

From the Portfolio Manager                          3

Fund Facts                                          5

The 10 Largest Holdings                             6

Making the Most of the Fund                         7

The Fund's Long-term Performance                    8

Board Members and Officers                          9

Independent Auditors' Report (Fund)                11

Financial Statements (Fund)                        12

Notes to Financial Statements (Fund)               15

Independent Auditors' Report (Portfolio)           21

Financial Statements (Portfolio)                   22

Notes to Financial Statements (Portfolio)          24

Investments in Securities                          28

Federal Income Tax Information                     46

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2 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

From the Portfolio Manager

A steep downturn in the stock market pulled AXP Managed Allocation Fund well into negative territory during the past fiscal year. Still, thanks largely to positive performance from its bond holdings, the Fund fared better than the stock market as a whole. For the 12 months -- October 2000 through September 2001 -- the Fund's Class A shares lost 16.40% (excluding the sales charge). This compares with an average loss of 16.61% for similar mutual funds, according to the Lipper Flexible Portfolio Index.

The problems for the stock market stemmed mainly from two factors: a slowdown in economic growth and weaker corporate profits. Already in effect prior to the start of the period, those factors continued to take a toll on stocks from October 2000 until early April, by which time the market was down approximately 23% (as measured by the Standard & Poor's 500 Index).

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3 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

A BRIEF RALLY
Buoyed by cuts in short-term interest rates by the Federal Reserve, stocks managed a healthy advance in the spring. But the rally was not to last, as ongoing reports of economic and profit weakness drove stocks into a retreat during the summer, culminating in a sharp drop following the events of September 11.

Suffering the most during the 12 months were technology-related stocks, many of which were down 50% and, in some cases, much more. While the Fund did not have a large exposure to tech stocks (about 20% of the investments), the decline in that sector clearly hurt performance. Picking up some of the slack were investments in other business sectors such as basic materials, food, household products and health care, which generated relatively good returns.

Regardless of sector, among the Fund's worst-performing stocks were Providian, Sun Microsystems, EMC Corp., Cisco Systems, Computer Sciences, Mercury Interactive, Corning and Solectron. Leading the winners were Dow Chemical, Alcoa, International Paper, Family Dollar, Wendy's, Philip Morris, Washington Mutual and Tenet Healthcare.

Also having a material effect on performance were investments in S&P 500 futures contracts, a type of derivative that I routinely use to vary the portfolio's overall exposure to the stock market. As the market declined over the past period, these investments detracted from performance.

Bonds clearly enjoyed better going over the 12 months, as few concerns about inflation and a decline in interest rates pushed prices higher for most sectors of the market. We spread our bond investments among U.S. Treasury, mortgage-backed and corporate bonds, with the latter group providing the best results. The bond component made up about 25% of the portfolio, while stocks ranged from 55%-65%.

As the new fiscal year begins, I have built a somewhat conservative portfolio structure that centers on broad industry diversification and a primary emphasis on less-volatile large-capitalization stocks of companies with consistent earnings, complemented by bonds and cash reserves. As for sectors, my current preference is for defensive areas such as health care, rather than higher-risk areas such as technology. Reasonable valuation also remains a priority, given the heightened sense of uncertainty surrounding the investment environment. As trends begin to emerge in the market, I expect to increase stock holdings accordingly.

James M. Johnson, Jr., CFA

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4 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $ 7.93
Sept. 30, 2000                                                   $10.52
Decrease                                                         $ 2.59

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                                      $ 0.45
From long-term capital gains                                     $ 0.49
Total distributions                                              $ 0.94
Total return*                                                   -16.40%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $ 7.88
Sept. 30, 2000                                                   $10.44
Decrease                                                         $ 2.56

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                                      $ 0.38
From long-term capital gains                                     $ 0.49
Total distributions                                              $ 0.87
Total return*                                                   -17.01%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $ 7.89
Sept. 30, 2000                                                   $10.47
Decrease                                                         $ 2.58

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                                      $ 0.40
From long-term capital gains                                     $ 0.49
Total distributions                                              $ 0.89
Total return*                                                   -16.93%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 2001                                                   $ 7.93
Sept. 30, 2000                                                   $10.52
Decrease                                                         $ 2.59

Distributions -- Oct. 1, 2000 - Sept. 30, 2001
From income                                                      $ 0.47
From long-term capital gains                                     $ 0.49
Total distributions                                              $ 0.96
Total return*                                                   -16.26%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                  Percent Value
                                 (of net assets)        (as of Sept. 30, 2001)
General Electric                       2.0%                  $27,658,200
Pfizer                                 1.4                    19,556,410
Microsoft                              1.3                    17,341,513
Citigroup                              1.1                    14,215,499
Johnson & Johnson                      1.0                    13,323,701
American Intl Group                    1.0                    13,299,390
Exxon Mobil                            1.0                    13,165,510
SBC Communications                     1.0                    12,968,413
Verizon Communications                 0.9                    11,717,736
AOL Time Warner                        0.8                    11,210,969

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 11.5% of net assets

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6 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600.

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

The Fund's Long-term Performance

              Value of you $10,000 in AXP Managed Allocation Fund
(line chart)
$50,000


$40,000

                                        S&P 500 Index
$30,000
            Lipper Flexible Portfolio Index

$20,000                                                                  $20,384
                                                     AXP Managed Allocation Fund
                                                                         Class A
 $9,425

'91     '92    '93     '94     '95    '96     '97     '98     '99     '00    '01
Average Annual Total Return (as of Sept. 30, 2001)

                 1 year         5 years       10 years     Since inception
Class A        -21.21%          +3.05%         +7.38%            N/A
Class B        -20.02%          +3.39%           N/A            +6.29%*
Class C        -17.69%            N/A            N/A           -13.25%**
Class Y        -16.26%          +4.42%           N/A            +7.24%*

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 10/1/91 to 9/30/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $14,398. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Flexible Portfolio Index. In comparing AXP Managed Allocation Fund (Class A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total returns reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P 500 companies may be generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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8 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
H. Brewster Atwater, Jr.               Board member since 1996        Retired chair and chief
4900 IDS Tower                                                        executive officer,
Minneapolis, MN 55402                                                 General Mills, Inc.
Born in 1931                                                          (consumer foods)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Arne H. Carlson                        Chair of the Board since 1999  Chair, Board Services
901 S. Marquette Ave.                                                 Corporation (provides
Minneapolis, MN 55402                                                 administrative services
Born in 1934                                                          to boards), former
                                                                      Governor of Minnesota
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Lynne V. Cheney                        Board member since 1994        Distinguished Fellow, AEI   The Reader's Digest
American Enterprise Institute for                                                                 Association Inc.
Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Livio D. DeSimone                      Board member since 2001        Retired chair of the        Cargill, Incorporated
30 Seventh Street East                                                board and chief executive   (commodity merchants and
Suite 3050                                                            officer, Minnesota Mining   processors), Target
St. Paul, MN 55101-4901                                               and Manufacturing (3M)      Corporation (department
Born in 1936                                                                                      stores), General Mills,
                                                                                                  Inc. (consumer foods),
                                                                                                  Vulcan Materials Company
                                                                                                  (construction
                                                                                                  materials/chemicals) and
                                                                                                  Milliken & Company
                                                                                                  (textiles and chemicals)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Ira D. Hall                            Board member since 2001        Treasurer, Texaco Inc.
Texaco, Inc.                                                          since 1998. Prior to
2000 Westchester Avenue                                               that, director,
White Plains, NY 10650                                                International Operations
Born in 1944                                                          IBM Corp.
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Heinz F. Hutter                        Board member since 1994        Retired president and
P.O. Box 2187                                                         chief operating officer,
Minneapolis, MN 55402                                                 Cargill, Incorporated
Born in 1929                                                          (commodity merchants and
                                                                      processors)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Anne P. Jones                          Board member since 1985        Attorney and consultant     Motorola, Inc.
5716 Bent Branch Rd.                                                                              (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------------ --------------------------- ----------------------------
William R. Pearce                      Board member since 1980        RII Weyerhaeuser World
2050 One Financial Plaza                                              Timberfund, L.P.
Minneapolis, MN 55402                                                 (develops timber
Born in 1927                                                          resources) - management
                                                                      committee; former chair,
                                                                      American Express Funds
-------------------------------------- ------------------------------ --------------------------- ----------------------------

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9 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Independent Board Members

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Alan K. Simpson                        Board member since 1997        Former three-term United    Biogen, Inc.
1201 Sunshine Ave.                                                    States Senator for Wyoming  (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------------ --------------------------- ----------------------------
C. Angus Wurtele                       Board member since 1994        Retired chair of the        Bemis Corporation
4900 IDS Tower                                                        board and chief executive   (packaging)
Minneapolis, MN 55402                                                 officer, The Valspar
Born in 1934                                                          Corporation
-------------------------------------- ------------------------------ --------------------------- ----------------------------


Board Members Affiliated with American Express Financial Corporation (AEFC)

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
David R. Hubers                        Board member since 1993        Retired chief executive     Chronimed Inc. (specialty
50643 AXP Financial Center                                            officer and director of     pharmaceutical
Minneapolis, MN 55474                                                 AEFC                        distribution), RTW Inc.
Born in 1943                                                                                      (manages workers
                                                                                                  compensation programs),
                                                                                                  Lawson Software, Inc.
                                                                                                  (technology based business
                                                                                                  applications)
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John R. Thomas                         Board member since 1987,       Senior vice president -
50652 AXP Financial Center             president since 1997           information and
Minneapolis, MN 55474                                                 technology of AEFC
Born in 1937
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers

Name,                                  Position held with             Principal occupations       Other directorships
address,                               Registrant and length of       during past five years
age                                    service
-------------------------------------- ------------------------------ --------------------------- ----------------------------
John M. Knight                         Treasurer since 1999           Vice president -
50005 AXP Financial Center                                            investment accounting of
Minneapolis, MN 55474                                                 AEFC
Born in 1952
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Leslie L. Ogg                          Vice president, general        President of Board
901 S. Marquette Ave.                  counsel and secretary since    Services Corporation
Minneapolis, MN 55402                  1978
Born in 1938
-------------------------------------- ------------------------------ --------------------------- ----------------------------
Frederick C. Quirsfeld                 Vice president since 1998      Senior vice president -
53609 AXP Financial Center                                            fixed income of AEFC
Minneapolis, MN 55474
Born in 1947
-------------------------------------- ------------------------------ --------------------------- ----------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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10 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP MANAGED SERIES, INC.
We have audited the accompanying statement of assets and liabilities of AXP Managed Allocation Fund (a series of AXP Managed Series, Inc.) as of September 30, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended September 30, 2001, and the financial highlights for each of the years in the five-year period ended September 30, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Managed Allocation Fund as of September 30, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

November 2, 2001

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11 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Managed Allocation Fund

Sept. 30, 2001
Assets
Investment in Total Return Portfolio (Note 1)                                                        $1,352,854,988
                                                                                                     --------------
Liabilities
Capital shares payable                                                                                       64,084
Accrued distribution fee                                                                                     12,171
Accrued service fee                                                                                              27
Accrued transfer agency fee                                                                                   5,929
Accrued administrative services fee                                                                           1,294
Other accrued expenses                                                                                       93,139
                                                                                                             ------
Total liabilities                                                                                           176,644
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $1,352,678,344
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,706,110
Additional paid-in capital                                                                            1,594,096,372
Undistributed net investment income                                                                         384,046
Accumulated net realized gain (loss) (Note 7)                                                          (147,363,453)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                                       (96,144,731)
                                                                                                        -----------
Total -- representing net assets applicable to outstanding capital stock                             $1,352,678,344
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $1,185,683,548
                                                            Class B                                  $  156,380,296
                                                            Class C                                  $      697,690
                                                            Class Y                                  $    9,916,810
Net asset value per share of outstanding capital stock:     Class A shares        149,427,586        $         7.93
                                                            Class B shares         19,845,140        $         7.88
                                                            Class C shares             88,463        $         7.89
                                                            Class Y shares          1,249,765        $         7.93
                                                                                    ---------        --------------

See accompanying notes to financial statements.

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12 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Statement of operations
AXP Managed Allocation Fund

Year ended Sept. 30, 2001
Investment income
Income:
Dividends                                                                                             $  11,606,537
Interest                                                                                                 43,410,278
   Less foreign taxes withheld                                                                              (71,001)
                                                                                                            -------
Total income                                                                                             54,945,814
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Total Return Portfolio                                                            8,584,811
Distribution fee
   Class A                                                                                                3,550,909
   Class B                                                                                                1,877,553
   Class C                                                                                                    4,448
Transfer agency fee                                                                                       2,056,502
Incremental transfer agency fee
   Class A                                                                                                  200,161
   Class B                                                                                                   57,005
   Class C                                                                                                      215
Service fee -- Class Y                                                                                       20,425
Administrative services fees and expenses                                                                   571,810
Compensation of board members                                                                                 9,935
Printing and postage                                                                                        278,200
Registration fees                                                                                            66,478
Audit fees                                                                                                   10,500
Other                                                                                                        11,712
                                                                                                             ------
Total expenses                                                                                           17,300,664
   Earnings credits on cash balances (Note 2)                                                              (122,578)
                                                                                                           --------
Total net expenses                                                                                       17,178,086
                                                                                                         ----------
Investment income (loss) -- net                                                                          37,767,728
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                               (110,447,314)
   Foreign currency transactions                                                                            295,608
   Futures contracts                                                                                    (32,462,281)
   Options contracts written                                                                              1,753,026
                                                                                                          ---------
Net realized gain (loss) on investments                                                                (140,860,961)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (184,266,229)
                                                                                                       ------------
Net gain (loss) on investments and foreign currencies                                                  (325,127,190)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(287,359,462)
                                                                                                      =============

See accompanying notes to financial statements.

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13 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Managed Allocation Fund

Year ended Sept. 30,                                                                 2001                  2000
Operations and distributions
Investment income (loss) -- net                                                $   37,767,728        $   47,435,178
Net realized gain (loss) on investments                                          (140,860,961)          135,164,647
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            (184,266,229)           40,806,127
                                                                                 ------------            ----------
Net increase (decrease) in net assets resulting from operations                  (287,359,462)          223,405,952
                                                                                 ------------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (34,908,043)          (43,538,120)
     Class B                                                                       (3,204,207)           (3,727,456)
     Class C                                                                           (9,557)               (1,065)
     Class Y                                                                         (541,171)           (1,127,386)
   Net realized gain
     Class A                                                                     (108,053,284)         (143,121,801)
     Class B                                                                      (14,328,266)          (17,618,754)
     Class C                                                                          (23,190)                   --
     Class Y                                                                       (2,264,848)           (4,066,958)
                                                                                   ----------            ----------
Total distributions                                                              (163,332,566)         (213,201,540)
                                                                                 ------------          ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Notes 2 and 5)                                                  40,675,070            69,674,970
   Class B shares                                                                  20,481,193            31,510,861
   Class C shares                                                                     710,641               214,230
   Class Y shares                                                                   2,743,605             7,394,417
Reinvestment of distributions at net asset value
   Class A shares                                                                 141,208,466           183,775,353
   Class B shares                                                                  17,352,705            21,173,371
   Class C shares                                                                      32,741                 1,065
   Class Y shares                                                                   2,806,019             5,194,344
Payments for redemptions
   Class A shares                                                                (280,547,798)         (565,199,101)
   Class B shares (Note 2)                                                        (45,945,400)          (73,713,472)
   Class C shares (Note 2)                                                           (132,571)                   --
   Class Y shares                                                                 (22,973,409)          (35,172,275)
                                                                                  -----------           -----------
Increase (decrease) in net assets from capital share transactions                (123,588,738)         (355,146,237)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                          (574,280,766)         (344,941,825)
Net assets at beginning of year                                                 1,926,959,110         2,271,900,935
                                                                                -------------         -------------
Net assets at end of year                                                      $1,352,678,344        $1,926,959,110
                                                                               ==============        ==============
Undistributed net investment income                                            $      384,046        $    1,027,957
                                                                               --------------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Notes to Financial Statements

AXP Managed Allocation Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is a series of AXP Managed Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 189 shares of capital stock at $10.58 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio
The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Sept. 30, 2001 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

--------------------------------------------------------------------------------
15 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $251,339 and accumulated net realized loss has been increased by $49,076 resulting in a net reclassification adjustment to decrease paid-in capital by $202,263.

Dividends to shareholders
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.00
o  Class B $20.00
o  Class C $19.50
o  Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

--------------------------------------------------------------------------------
16 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Sales charges received by the Distributor for distributing Fund shares were $870,061 for Class A, $142,390 for Class B and $634 for Class C for the year ended Sept. 30, 2001.

During the year ended Sept. 30, 2001, the Fund's transfer agency fees were reduced by $122,578 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Sept. 30, 2001
                                             Class A          Class B            Class C         Class Y
Sold                                        4,493,792         2,245,461           79,406           295,990
Issued for reinvested distributions        16,030,931         1,977,460            3,756           317,120
Redeemed                                  (30,523,472)       (5,095,613)         (15,078)       (2,582,307)
                                          -----------        ----------          -------        ----------
Net increase (decrease)                    (9,998,749)         (872,692)          68,084        (1,969,197)
                                           ----------          --------           ------        ----------

                                                               Year ended Sept. 30, 2000
                                             Class A          Class B           Class C*         Class Y
Sold                                        6,604,062         3,008,466           20,278           704,194
Issued for reinvested distributions        17,664,374         2,051,435              101           500,068
Redeemed                                  (53,463,694)       (7,031,170)              --        (3,320,098)
                                          -----------        ----------               --        ----------
Net increase (decrease)                   (29,195,258)       (1,971,269)          20,379        (2,115,836)
                                          -----------        ----------           ------        ----------

* Inception date was June 26, 2000.

4. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Sept. 30, 2001.

5. FUND MERGER
As of the close of business on July 14, 2000, AXP Managed Allocation Fund acquired the assets and assumed the identified liabilities of Strategist Total Return Fund.

The aggregate net assets of AXP Managed Allocation Fund immediately before the acquisition were $2,065,813,442.

The merger was accomplished by a tax-free exchange of 71,026 shares of Strategist Total Return Fund valued at $928,291.

In exchange for the Strategist Total Return Fund shares and net assets, AXP Managed Allocation Fund issued the following number of shares:

                                               Shares         Net assets
Class A                                        86,034          $928,291

Strategist Total Return Fund's net assets at that date consisted of capital stock of $871,468 and unrealized appreciation of $56,823.

--------------------------------------------------------------------------------
17 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

6. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

7. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund had a capital loss carry-over of $133,292,446 as of Sept. 30, 2001 that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                      2001         2000         1999         1998         1997
Net asset value, beginning of period                             $10.52       $10.49       $10.34       $12.68       $12.20
                                                                 ------       ------       ------       ------       ------
Income from investment operations:
Net investment income (loss)                                        .22          .25          .32          .37          .32
Net gains (losses) (both realized and unrealized)                 (1.87)         .83         1.16         (.79)        1.97
                                                                  -----          ---         ----         ----         ----
Total from investment operations                                  (1.65)        1.08         1.48         (.42)        2.29
                                                                  -----         ----         ----         ----         ----
Less distributions:
Dividends from net investment income                               (.22)        (.25)        (.30)        (.37)        (.32)
Distributions from realized gains                                  (.72)        (.80)       (1.03)       (1.55)       (1.49)
                                                                   ----         ----        -----        -----        -----
Total distributions                                                (.94)       (1.05)       (1.33)       (1.92)       (1.81)
                                                                   ----        -----        -----        -----        -----
Net asset value, end of period                                   $ 7.93       $10.52       $10.49       $10.34       $12.68
                                                                 ------       ------       ------       ------       ------

Ratios/supplemental data
Net assets, end of period (in millions)                          $1,186       $1,677       $1,979       $2,233       $2,639
                                                                 ------       ------       ------       ------       ------
Ratio of expenses to average daily net assets(c)                   .97%         .96%         .82%         .80%         .84%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       2.40%        2.29%        2.85%        3.13%        2.55%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)          152%         102%          81%         122%          99%
                                                                   ---          ---           --          ---           --
Total return(e)                                                 (16.40%)      10.54%       14.78%       (3.73%)      20.79%
                                                                ------        -----        -----        -----        -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
18 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT


Class B
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                  2001      2000       1999      1998      1997
Net asset value, beginning of period                         $10.44    $10.43     $10.29    $12.63    $12.15
                                                             ------    ------     ------    ------    ------
Income from investment operations:
Net investment income (loss)                                    .15       .17        .23       .29       .23
Net gains (losses) (both realized and unrealized)             (1.84)      .81       1.16      (.79)     1.97
                                                              -----       ---       ----      ----      ----
Total from investment operations                              (1.69)      .98       1.39      (.50)     2.20
                                                              -----       ---       ----      ----      ----
Less distributions:
Dividends from net investment income                           (.15)     (.17)      (.22)     (.29)     (.23)
Distributions from realized gains                              (.72)     (.80)     (1.03)    (1.55)    (1.49)
                                                               ----      ----      -----     -----     -----
Total distributions                                            (.87)     (.97)     (1.25)    (1.84)    (1.72)
                                                               ----      ----      -----     -----     -----
Net asset value, end of period                               $ 7.88    $10.44     $10.43    $10.29    $12.63
                                                             ------    ------     ------    ------    ------

Ratios/supplemental data
Net assets, end of period (in millions)                        $156      $216       $237      $251      $241
                                                               ----      ----       ----      ----      ----
Ratio of expenses to average daily net assets(c)              1.74%     1.72%      1.59%     1.56%     1.60%
                                                              ----      ----       ----      ----      ----
Ratio of net investment income (loss)
to average daily net assets                                   1.64%     1.52%      2.08%     2.40%     1.82%
                                                              ----      ----       ----      ----      ----
Portfolio turnover rate (excluding short-term securities)      152%      102%        81%      122%       99%
                                                               ---       ---         --       ---        --
Total return(e)                                             (17.01%)    9.72%     13.90%    (4.46%)   19.87%
                                                            ------      ----      -----     -----     -----


Class C
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                  2001    2000(b)
Net asset value, beginning of period                         $10.47    $10.46
                                                             ------    ------
Income from investment operations:
Net investment income (loss)                                    .17       .06
Net gains (losses) (both realized and unrealized)             (1.86)       --
                                                              -----       ---
Total from investment operations                              (1.69)      .06
                                                              -----       ---
Less distributions:
Dividends from net investment income                           (.17)     (.05)
Distributions from realized gains                              (.72)       --
                                                               ----       ---
Total distributions                                            (.89)     (.05)
                                                               ----      ----
Net asset value, end of period                               $ 7.89    $10.47
                                                             ------    ------

Ratios/supplemental data
Net assets, end of period (in millions)                          $1       $--
                                                                 --       ---
Ratio of expenses to average daily net assets(c)              1.74%     1.72%(d)
                                                              ----      ----
Ratio of net investment income (loss)
to average daily net assets                                   1.68%     1.74%(d)
                                                              ----      ----
Portfolio turnover rate (excluding short-term securities)      152%      102%
                                                               ---       ---
Total return(e)                                             (16.93%)     .60%
                                                            ------       ---

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
19 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                      2001         2000         1999         1998         1997
Net asset value, beginning of period                             $10.52       $10.50       $10.34       $12.68       $12.20
                                                                 ------       ------       ------       ------       ------
Income from investment operations:
Net investment income (loss)                                        .24          .27          .33          .38          .33
Net gains (losses) (both realized and unrealized)                 (1.87)         .82         1.17         (.79)        1.97
                                                                  -----          ---         ----         ----         ----
Total from investment operations                                  (1.63)        1.09         1.50         (.41)        2.30
                                                                  -----         ----         ----         ----         ----
Less distributions:
Dividends from net investment income                               (.24)        (.27)        (.31)        (.38)        (.33)
Distributions from realized gains                                  (.72)        (.80)       (1.03)       (1.55)       (1.49)
                                                                   ----         ----        -----        -----        -----
Total distributions                                                (.96)       (1.07)       (1.34)       (1.93)       (1.82)
                                                                   ----        -----        -----        -----        -----
Net asset value, end of period                                   $ 7.93       $10.52       $10.50       $10.34       $12.68
                                                                 ------       ------       ------       ------       ------

Ratios/supplemental data
Net assets, end of period (in millions)                             $10          $34          $56          $95         $118
                                                                    ---          ---          ---          ---         ----
Ratio of expenses to average daily net assets(c)                   .80%         .80%         .72%         .72%         .71%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       2.56%        2.44%        2.95%        3.20%        2.69%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)          152%         102%          81%         122%          99%
                                                                   ---          ---           --          ---           --
Total return(e)                                                 (16.26%)      10.70%       14.92%       (3.65%)      20.94%
                                                                ------        -----        -----        -----        -----


Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
20 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD OF TRUSTEES AND UNITHOLDERS
GROWTH AND INCOME TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of Total Return Portfolio (a series of Growth and Income Trust) as of September 30, 2001, the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period ended September 30, 2001. These financial statements are the responsibility of portfolio management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Total Return Portfolio as of September 30, 2001, and the results of its operations and the changes in its net assets for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

November 2, 2001

--------------------------------------------------------------------------------
21 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
Total Return Portfolio

Sept. 30, 2001
Assets
Investments in securities, at value (Note 1)*
   (identified cost $1,414,234,276)                                                                  $1,319,778,756
Dividends and accrued interest receivable                                                                 7,635,251
Receivable for investment securities sold                                                                45,663,460
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                         15,508
U.S. government securities held as collateral (Note 5)                                                       60,117
                                                                                                             ------
Total assets                                                                                          1,373,153,092
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                           204,155
Payable for investment securities purchased                                                              15,650,140
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                            358
Payable upon return of securities loaned (Note 5)                                                           151,317
Accrued investment management services fee                                                                   18,457
Other accrued expenses                                                                                      100,945
Options contracts written, at value (premiums received $1,673,444) (Note 6)                               4,090,000
                                                                                                          ---------
Total liabilities                                                                                        20,215,372
                                                                                                         ----------
Net assets                                                                                           $1,352,937,720
                                                                                                     ==============
*Including securities on loan, at value (Note 5)                                                     $      116,143
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Statement of operations
Total Return Portfolio

Year ended Sept. 30, 2001
Investment income
Income:
Dividends                                                                                             $  11,607,191
Interest                                                                                                 43,413,568
   Less foreign taxes withheld                                                                              (71,005)
                                                                                                            -------
Total income                                                                                             54,949,754
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        8,046,132
Compensation of board members                                                                                11,960
Custodian fees                                                                                              270,483
Audit fees                                                                                                   31,750
Other                                                                                                       233,757
                                                                                                            -------
Total expenses                                                                                            8,594,082
   Earnings credits on cash balances (Note 2)                                                               (8,790)
                                                                                                            ------
Total net expenses                                                                                        8,585,292
                                                                                                          ---------
Investment income (loss) -- net                                                                          46,364,462
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                      (110,454,847)
   Foreign currency transactions                                                                            295,546
   Futures contracts                                                                                    (32,464,208)
   Options contracts written (Note 6)                                                                     1,753,123
                                                                                                          ---------
Net realized gain (loss) on investments                                                                (140,870,386)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                  (184,275,100)
                                                                                                       ------------
Net gain (loss) on investments and foreign currencies                                                  (325,145,486)
                                                                                                       ------------
Net increase (decrease) in net assets resulting from operations                                       $(278,781,024)
                                                                                                      =============

Statements of changes in net assets
Total Return Portfolio

Year ended Sept. 30,                                                                2001                  2000
Operations
Investment income (loss) -- net                                                $   46,364,462        $   58,172,534
Net realized gain (loss) on investments                                          (140,870,386)          135,203,487
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies            (184,275,100)           40,854,272
                                                                                 ------------            ----------
Net increase (decrease) in net assets resulting from operations                  (278,781,024)          234,230,293
Net contributions (withdrawals) from partners                                    (295,444,942)         (579,879,359)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                          (574,225,966)         (345,649,066)
Net assets at beginning of year                                                 1,927,163,686         2,272,812,752
                                                                                -------------         -------------
Net assets at end of year                                                      $1,352,937,720        $1,927,163,686
                                                                               ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
23 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Notes to Financial Statements

Total Return Portfolio

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

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24 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Sept. 30, 2001, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Sept. 30, 2001 was $3,252,888 representing 0.24% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
25 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Managed Allocation Fund to the Lipper Flexible Portfolio Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment decreased the fee by $151,388 for the year ended Sept. 30, 2001.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the year ended Sept. 30, 2001, the Portfolio's custodian fees were reduced by $8,790 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $2,180,589,084 and $2,517,664,451, respectively, for the year ended Sept. 30, 2001. For the same period, the portfolio turnover rate was 152%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $78,453 for the year ended Sept. 30, 2001.

4. FOREIGN CURRENCY CONTRACTS
As of Sept. 30, 2001, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date            Currency to                   Currency to        Unrealized          Unrealized
                        be delivered                   be received      appreciation        depreciation
Oct. 1, 2001                  33,756                     3,978,799         $    --               $358
                         U.S. Dollar                  Japanese Yen

Oct. 31, 2001                 15,847                        18,109             629                 --
                         U.S. Dollar        European Monetary Unit

Oct. 31, 2001                444,515                       504,900          14,879                 --
                         U.S. Dollar        European Monetary Unit
                                                                           -------               ----
Total                                                                      $15,508               $358
                                                                           -------               ----

--------------------------------------------------------------------------------
26 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

5. LENDING OF PORTFOLIO SECURITIES
As of Sept. 30, 2001, securities valued at $116,143 were on loan to brokers. For collateral, the Portfolio received $91,200 in cash and U.S. government securities valued at $60,117. Income from securities lending amounted to $93,122 for the year ended Sept. 30, 2001. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options written on open stock index contracts are as follows:

                                                               Year ended Sept. 30, 2001
                                                      Puts                                Calls
                                            Contracts          Premiums        Contracts          Premiums
Balance Sept. 30, 2000                             --      $         --               --       $        --
Opened                                         10,100        16,908,510           10,040         9,294,071
Closed                                         (9,600)      (15,235,066)         (10,040)       (9,294,071)
                                               ------       -----------          -------        ----------
Balance Sept. 30, 2001                            500      $  1,673,444               --       $        --
                                                  ---      ------------          -------        ----------

See "Summary of significant accounting policies."

7. FUTURES CONTRACTS
As of Sept. 30, 2001, investments in securities included securities valued at $11,993,240 that were pledged as collateral to cover initial margin deposits on 502 open purchase stock index contracts and 8 open sale stock index contracts. The market value of the open purchase stock index contracts as of Sept. 30, 2001 was $117,215,550 with a net unrealized gain of $628,813. The market value of the open sale stock index contracts as of Sept. 30, 2001 was $1,624,200 with a net unrealized gain of $50,368. See "Summary of significant accounting policies."

8. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Portfolio's financial position, results of operations or changes in its net assets.

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27 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Investments in Securities
Total Return Portfolio

Sept. 30, 2001
(Percentages represent value of investments compared to net assets)

Common stocks (54.7%)
Issuer                                                Shares            Value(a)

Aerospace & defense (0.6%)
Aeroflex                                              27,250(b)         $299,750
Alliant Techsystems                                    5,100(b)          436,560
Boeing                                                96,800           3,242,800
General Dynamics                                      30,700           2,711,424
Lockheed Martin                                       28,650           1,253,438
Total                                                                  7,943,972

Airlines (0.2%)
AirTran Holdings                                      10,000(b)           42,400
Atlantic Coast Airlines Holdings                      10,900(b)          144,970
Frontier Airlines                                      9,700(b)           80,316
Southwest Airlines                                   130,501           1,936,635
Total                                                                  2,204,321

Automotive & related (0.1%)
American Axle & Mfg Holdings                          17,800(b)          226,950
BorgWarner                                             4,400             177,320
Dollar Thrifty Automotive Group                       14,600(b)          145,270
Dura Automotive Systems Cl A                          12,000(b)           86,400
Honda Motor                                            8,200(c)          266,381
Lear                                                   5,500(b)          148,610
Nissan Motor                                          32,000(c)          133,501
Toyota Motor                                          11,000(c)          282,549
Total                                                                  1,466,981

Banks and savings & loans (4.6%)
Bank of America                                      175,565          10,252,996
Bank of New York                                     155,450           5,440,750
BB&T                                                  33,700           1,228,365
Barclays                                              14,959(c)          411,344
BNP Paribas                                            6,933(c)          566,987
Boston Private Financial Holdings                     12,200             238,022
Coastal Bancorp                                        3,300             116,490
Community First Bankshares                            11,800             283,436
Dime Community Bancshares                              6,850             173,442
Downey Financial                                       5,800             255,954
East West Bancorp                                     11,100             259,629
Fifth Third Bancorp                                   34,600           2,127,208
First BanCorp                                          9,800             253,428
First Essex Bancorp                                    2,800              73,500
First Midwest Bancorp                                  7,516             253,890
First Source                                           5,100             109,650
FirstFed Financial                                     7,700(b)          200,200
Flagstar Bancorp                                       6,700             154,770
FleetBoston Financial                                159,521           5,782,636
Greater Bay Bancorp                                   10,900             253,643
HSBC Holdings                                         73,515(c)          774,683
Independent Bank                                       8,200             214,020
IntesaBci                                             71,597(c)          177,027
Irwin Financial                                       18,800             392,920
J.P. Morgan Chase                                     37,300           1,273,795
Lloyds TSB Group                                      38,957(c)          372,158
Local Financial                                        7,300(b)           97,601
MAF Bancorp                                            7,300             209,218
Mellon Financial                                      29,600             956,968
Mississippi Valley Bancshares                          5,200             197,600
Mitsui Fudosan                                        31,000(c)          353,899
New York Community Bancorp                             8,900             206,569
Orix                                                   3,300(c)          275,623
Provident Bankshares                                  10,650             220,455
R & G Financial Cl B                                  14,550(c)          250,260
Republic Bancorp                                      17,200             246,132
Royal Bank of Canada                                  13,150(c)          400,818
Royal Bank of Scotland Group                          19,676(c)          433,189
Sandy Spring Bancorp                                   2,900             115,101
Seacoast Banking of Florida                            1,750              73,833
Silicon Valley Bancshares                             11,599(b)          234,300
Southwest Bancorp of Texas                             8,200(b)          243,950
St. Francis Capital                                    2,200              46,970
Staten Island Bancorp                                  6,600             162,690
Sterling Bancorp                                       8,300             232,068
Sterling Bancshares                                   18,600             245,892
SunTrust Banks                                        16,900           1,125,540
U.S. Bancorp                                         221,500           4,912,870
UBS                                                   15,666(c)          732,663
Wachovia                                              21,700             672,700
Washington Mutual                                    280,400          10,789,793
Wells Fargo                                           93,000           4,133,850
WesBanco                                               5,500             118,250
Wilshire Financial Services Group                    411,726(b)          765,810
Zions Bancorp                                         58,400           3,133,744
Total                                                                 63,229,299

See accompanying notes to investments in securities.

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28 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Beverages & tobacco (2.4%)
Anheuser-Busch                                       115,800          $4,849,704
British American Tobacco                              39,358(c)          347,645
Coca-Cola                                            177,600           8,320,560
Constellation Brands                                  59,838(b)        2,492,851
DIMON                                                 18,200             104,650
PepsiCo                                               98,000           4,753,000
Philip Morris                                        229,800          11,097,042
Standard Commercial                                   15,800             259,910
Total                                                                 32,225,362

Building materials & construction (0.5%)
Compagnie de Saint-Gobain                                886(c)          121,839
Dal-Tile Intl                                         20,700(b)          318,573
EMCOR Group                                            7,300(b)          232,870
Encore Wire                                           12,400(b)          160,580
Georgia-Pacific Group                                 29,900             860,821
Lafarge                                                4,914(c)          400,305
Lennar                                                36,900           1,329,876
Louisiana-Pacific                                     14,400              93,600
M.D.C. Holdings                                        3,300              91,476
Martin Marietta Materials                             66,700           2,608,636
NVR                                                    1,500(b)          210,765
Pulte Homes                                            3,800             116,470
Ryland Group                                           6,400             305,216
Schuler Homes Cl A                                    22,450(b)          272,768
Total                                                                  7,123,795

Chemicals (0.8%)
Air Products & Chemicals                              14,900             574,842
Airgas                                                21,700(b)          287,959
Cambrex                                                6,650             222,975
Cytec Inds                                            11,100(b)          256,965
Dow Chemical                                          81,900           2,683,044
Georgia Gulf                                           8,900             143,023
OM Group                                               7,200             396,000
Praxair                                              124,000           5,207,999
Shin-Etsu Chemical                                     5,000(c)          140,603
Stericycle                                             3,800(b)          158,384
Sumitomo Chemical                                     85,000(c)          305,381
Waste Connections                                     10,900(b)          294,300
Wellman                                               20,000             231,000
Total                                                                 10,902,475

Communications equipment & services (0.3%)
AirGate PCS                                            4,500(b)          199,890
America Movil ADR Cl L                                11,103(c)          164,657
Arris Group                                           21,200(b)           75,896
Commonwealth Telephone Enterprises                     6,900(b)          253,575
General Communication Cl A                            20,000(b)          242,000
GlaxoSmithKline                                       40,015(c)        1,129,153
Leap Wireless Intl                                     9,600(b)          150,720
Plantronics                                           10,900(b)          185,845
Powerwave Technologies                                20,900(b)          249,128
Proxim                                                23,694(b)          231,017
REMEC                                                 25,450(b)          201,819
Tellabs                                              115,300(b)        1,139,163
UbiquiTel                                             25,500(b)          205,785
US Unwired Cl A                                       16,000(b)          161,600
WJ Communications                                     15,600(b)           59,280
Total                                                                  4,649,528

Computer software & services (2.1%)
Citrix Systems                                       139,300(b)        2,758,140
Computer Associates Intl                              32,300             831,402
Edwards (JD) & Co                                     26,000(b)          185,120
Electronic Arts                                       28,100(b)        1,283,327
Intuit                                                51,400(b)        1,840,120
Manugistics Group                                      9,300(b)           54,126
Microsoft                                            338,900(b)       17,341,513
Oracle                                               362,900(b)        4,565,282
Total                                                                 28,859,030

Computers & office equipment (3.6%)
Actuate                                               30,400(b)          127,376
Advent Software                                        3,100(b)          116,715
AOL Time Warner                                      338,700(b)       11,210,969
BARRA                                                  5,600(b)          235,312
Black Box                                              4,500(b)          189,360
Canon                                                 11,000(c)          301,939
Cisco Systems                                        683,900(b)        8,329,902
Cognizant Technology Solutions                         6,900(b)          154,560
Compaq Computer                                      192,200           1,597,182
Concurrent Computer                                    5,800(b)           52,664
Dell Computer                                        358,000(b)        6,633,740
EMC                                                  266,500(b)        3,131,375
Engineered Support Systems                             5,000             235,500
FactSet Research Systems                               6,800             164,968
Henry (Jack) & Associates                              8,076             183,244
HNC Software                                          10,900(b)          203,830
IKON Office Solutions                                 57,500             443,900
Inrange Technologies Cl B                             11,100(b)           65,934
Intermagnetics General                                 8,681(b)          201,920
Interwoven                                            17,900(b)           69,094
Intl Business Machines                               100,000           9,230,000
Iomega                                                40,800(b)           49,776
M-Systems Flash Disk Pioneers                         12,100(b,c)         51,183
Manhattan Associates                                   8,700(b)          147,552
Mentor Graphics                                       11,200(b)          154,336

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Computers & office equipment (cont.)
Mercury Computer Systems                               8,600(b)         $322,930
Merix                                                 10,700(b)          150,335
Netegrity                                             10,950(b)           93,842
Pitney Bowes                                          71,500           2,734,875
Planar Systems                                         6,700(b)          134,737
RSA Security                                          11,267(b)          151,654
SAP                                                    2,808(c)          296,001
SeaChange Intl                                         4,000(b)           69,880
Solectron                                             92,150(b)        1,073,548
Stellent                                               7,199(b)          103,666
THQ                                                    3,500(b)          151,025
Varian                                                10,200(b)          259,896
Total                                                                 48,824,720

Electronics (2.1%)
Actel                                                  9,200(b)          163,392
Agilent Technologies                                 147,800(b)        2,889,490
Alpha Inds                                            13,950(b)          270,212
Amphenol Cl A                                          4,600(b)          159,850
Analog Devices                                        40,300(b)        1,317,810
Anixter Intl                                           7,400(b)          183,372
Applied Materials                                     76,500(b)        2,175,660
Axcelis Technologies                                  17,100(b)          161,595
AXT                                                    9,800(b)          103,880
Brooks Automation                                      4,500(b)          119,655
Cirrus Logic                                           8,100(b)           60,102
DDi                                                   11,200(b)           87,808
Elantec Semiconductor                                  5,550(b)          127,373
Electro Scientific Inds                                7,800(b)          171,210
Entegris                                              18,550(b)          146,545
Esterline Technologies                                 9,500(b)          150,575
Exar                                                  14,350(b)          248,255
Harman Intl Inds                                       7,346             246,091
Helix Technology                                       6,500             105,560
Hitachi                                               39,000(c)          259,607
Intel                                                404,400           8,245,715
Jabil Circuit                                         79,300(b)        1,419,470
KEMET                                                 15,000(b)          246,900
Microtune                                              6,300(b)           71,820
Moog Cl A                                              9,150(b)          206,516
Nanometrics                                            7,900(b)          139,909
Newport                                                5,000              70,500
Nintendo                                               2,400(c)          344,699
Oak Technology                                        23,400(b)          182,520
Park Electrochemical                                   8,500             184,875
PerkinElmer                                           45,500           1,193,920
Photon Dynamics                                        5,000(b)          115,750
Photronics                                            11,400(b)          210,330
Pixelworks                                             3,500(b)           44,100
Plexus                                                 5,400(b)          127,332
Rudolph Technologies                                   3,000(b)           73,980
SBS Technologies                                      12,300(b)          137,268
STMicroelectronics                                    10,157(c)          218,115
Technitrol                                             5,892             131,392
Texas Instruments                                    134,600           3,362,307
Therma-Wave                                           10,900(b)          111,943
Three-Five Systems                                    17,000(b)          270,980
TriQuint Semiconductor                                13,900(b)          222,261
Varian Medical Systems                                 4,926(b)          316,003
Varian Semiconductor Equipment Associates              5,400(b)          139,590
Veeco Instruments                                      6,900(b)          182,850
Vishay Intertechnology                                42,700(b)          785,680
Total                                                                 27,904,767

Energy (2.5%)
BP                                                   111,131(c)          917,910
Brown (Tom)                                            7,400(b)          154,660
Chesapeake Energy                                     50,700(b)          286,455
Chevron                                              114,400           9,695,400
Conoco Cl B                                          175,100           4,437,034
ENI                                                   56,803(c)          705,087
Exxon Mobil                                          334,150          13,165,510
Mirant                                                87,700(b)        1,920,630
Pogo Producing                                         6,100             143,350
Royal Dutch Petroleum                                  6,439(c)          323,810
Swift Energy                                           7,500(b)          154,650
Total Fina ELF                                         5,777(c)          776,015
Vintage Petroleum                                     16,900             267,865
XTO Energy                                            24,000             334,800
Total                                                                 33,283,176

Energy equipment & services (0.6%)
Grey Wolf                                             23,100(b)           41,580
Halliburton                                          165,400           3,729,770
Headwaters                                            20,750(b)          228,250
Lone Star Technologies                                 6,100(b)           75,640
Patterson-UTI Energy                                  20,300(b)          250,908
Pride Intl                                            16,942(b)          176,197
Remington Oil & Gas                                   11,800(b)          154,462
Transocean Sedco Forex                                80,400           2,122,560
Weatherford Intl                                      59,300(b)        1,512,743
Total                                                                  8,292,110

Financial services (3.5%)
Affiliated Managers Group                              6,100(b)          346,541
AmeriCredit                                           38,700(b)        1,223,694
Capital One Financial                                 41,700           1,919,451
Catellus Development                                  16,900(b)          295,412
Citigroup                                            351,000          14,215,499

See accompanying notes to investments in securities.

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30 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Financial services (cont.)
Doral Financial                                        8,500            $329,800
Fannie Mae                                           128,900          10,319,734
Federal Agricultural Mtge Cl C                         6,200(b)          206,956
Freddie Mac                                           39,900           2,593,500
iShares                                              177,000           9,212,850
Jefferies Group                                        8,400             277,200
Lehman Brothers Holdings                              51,100           2,905,035
MBNA                                                  70,850           2,146,047
Metris Companies                                       8,500             210,375
Nomura Securities                                     37,000(c)          483,581
Raymond James Financial                               14,600             396,390
W.P. Stewart                                          12,800(c)          248,192
Total                                                                 47,330,257

Food (0.6%)
Aurora Foods                                           6,198(b,d)         24,730
Fleming Companies                                     10,000             295,000
Fresh Del Monte Produce                               23,600(b)          305,856
General Mills                                         77,400           3,521,699
Green Mountain Coffee                                  3,700(b)           85,285
Groupe Danone                                            124(c)           16,149
Heinz (HJ)                                            30,900           1,302,435
Kellogg                                               32,800             984,000
Nash Finch                                             6,100             208,010
Nestle                                                 3,827(c)          816,774
Performance Food Group                                12,332(b)          351,832
Smithfield Foods                                      11,918(b)          250,874
Spartan Stores                                        15,700(b)          191,540
Suiza Foods                                            4,400(b)          277,816
Total                                                                  8,632,000

Furniture & appliances (--%)
Ethan Allen Interiors                                  9,600             264,000
Matsushita Electric Industrial                        22,000(c)          269,621
Total                                                                    533,621

Health care (8.1%)
Abbott Laboratories                                  132,500           6,870,125
Albany Molecular Research                             13,000(b)          322,790
Allergan                                              38,000           2,519,400
American Home Products                               121,800           7,094,850
Amgen                                                125,100(b)        7,350,876
Barr Laboratories                                     44,600(b)        3,526,076
Baxter Intl                                          134,500           7,404,225
Biomet                                               174,100           5,092,425
Bristol-Myers Squibb                                  39,100           2,172,396
Cell Therapeutics                                     12,500(b)          300,625
Cephalon                                               2,900(b)          144,652
Cooper Companies                                       7,000             328,300
Diagnostic Products                                    9,900             417,978
Enzon                                                  3,000(b)          153,000
First Horizon Pharmaceutical                          18,000(b)          468,540
Forest Laboratories                                   23,600(b)        1,702,504
IDEC Pharmaceuticals                                  16,700(b)          827,819
ILEX Oncology                                          6,800(b)          178,568
Integra LifeSciences Holdings                          6,400(b)          176,768
Johnson & Johnson                                    240,500          13,323,701
King Pharmaceuticals                                  24,900(b)        1,044,555
Lumenis                                               12,100(b,c)        242,968
Medtronic                                            167,200           7,273,200
Mentor                                                11,500             290,950
Merck & Co                                           130,950           8,721,270
Myriad Genetics                                        5,490(b)          168,214
Natus Medical                                          7,800(b)           59,670
Neurocrine Biosciences                                 7,000(b)          224,140
Novartis                                              22,046(b,c)        863,292
Noven Pharmaceuticals                                 16,400(b)          296,840
Novo Nordisk Cl B                                      8,000(c)          332,149
NPS Pharmaceuticals                                    8,000(b)          249,600
Pfizer                                               487,691          19,556,410
Pharmacia                                            199,200           8,079,552
Pharmacyclics                                          7,400(b)          131,720
Priority Healthcare Cl B                               9,500(b)          228,000
Regeneron Pharmaceuticals                              6,500(b)          144,560
Respironics                                           12,500(b)          444,500
Serologicals                                          10,500(b)          190,155
SRI/Surgical Express                                   7,900(b)          235,025
STERIS                                                 9,000(b)          176,940
Takeda Chemical Inds                                   4,000(c)          184,672
Techne                                                 6,338(b)          186,527
Zoll Medical                                           7,000(b)          249,200
Total                                                                109,949,727

Health care services (1.8%)
AdvancePCS                                             5,000(b)          358,900
AmeriPath                                             10,000(b)          262,600
Apria Healthcare Group                                12,800(b)          331,520
ArQule                                                10,200(b)          106,590
Cerner                                                 6,700(b)          331,650
Health Net                                             9,500(b)          182,590
LifePoint Hospitals                                    7,200(b)          316,800
Lincare Holdings                                      47,000(b)        1,248,790
Magellan Health Services                              32,400(b)          371,628
Mid Atlantic Medical Services                         17,000(b)          357,000
Orthodontic Centers of America                         8,200(b)          202,130
Owens & Minor                                         13,000             263,900
Patterson Dental                                       6,300(b)          232,218
Pediatrix Medical Group                                8,000(b)          326,320
Province Healthcare                                    9,600(b)          352,704
Stewart Enterprises Cl A                              38,400(b)          222,720

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Health care services (cont.)
Tenet Healthcare                                      89,100(b)       $5,314,815
Triad Hospitals                                        4,700(b)          166,380
U.S. Physical Therapy                                 19,400(b)          314,862
UnitedHealth Group                                    99,000           6,583,500
Universal Health Services Cl B                         9,036(b)          440,957
Wellpoint Health Networks                             53,300(b)        5,817,695
XOMA                                                  10,800(b)           91,044
Total                                                                 24,197,313

Household products (0.9%)
Aventis                                                7,380(c)          559,857
Avon Products                                         45,000           2,081,250
Direct Focus                                          12,300(b)          244,770
Elizabeth Arden                                        8,200(b)          104,714
Newell Rubbermaid                                     71,100           1,614,681
Procter & Gamble                                      90,000           6,551,100
Unilever                                              73,708(c)          559,517
Valence Technology                                    15,500(b)           54,870
Total                                                                 11,770,759

Industrial equipment & services (0.5%)
AGCO                                                  28,550             258,378
Albany Intl Cl A                                      10,800(b)          161,568
Amada                                                 34,000(c)          165,533
AMETEK                                                 7,200             189,216
Caterpillar                                           29,100           1,303,680
CoorsTek                                               7,100(b)          177,429
Covanta Energy                                        14,300(b)          167,024
Gardner Denver                                         7,400(b)          164,280
Kennametal                                             9,000             287,280
Manitowoc                                              9,900             239,976
Parker-Hannifin                                       81,100           2,793,895
Quixote                                                8,200             172,282
Roper Inds                                             6,900             248,331
Teleflex                                               3,600             134,604
Terex                                                 15,700(b)          279,617
Total                                                                  6,743,093

Insurance (2.7%)
AFLAC                                                 26,900             726,300
Allianz                                                3,247(c)          736,304
Allstate                                              27,000           1,008,450
American Intl Group                                  170,505          13,299,390
Assicurazioni Generali                                13,846(c)          371,982
Axa                                                   11,487(c)          226,695
CGNU                                                  32,908(c)          406,023
Commerce Group                                         8,100             307,800
Fidelity Natl Financial                               11,960             321,604
First American                                         7,500             151,875
Fortis                                                 2,920(c)           71,321
HCC Insurance Holdings                                62,700           1,649,010
Hilb, Rogal & Hamilton                                 5,500             250,855
ING Groep                                             18,864(c)          505,591
IPC Holdings                                           5,700(c)          129,960
Marsh & McLennan                                      25,800           2,494,860
MBIA                                                  14,400             720,000
MetLife                                               91,500           2,717,550
PMI Group                                             11,600             723,724
RenaissanceRe Holdings                                 3,000(c)          266,730
Scottish Annuity & Life Holdings                      15,600(c)          236,340
Selective Insurance Group                              2,200              51,326
St. Paul Companies                                   114,000           4,699,080
StanCorp Financial Group                              11,100             537,240
Triad Guaranty                                         4,800(b)          167,760
UnumProvident                                         47,600           1,201,900
Vesta Insurance Group                                 21,000             275,100
XL Capital Cl A                                       21,900(c)        1,730,100
Total                                                                 35,984,870

Leisure time & entertainment (0.7%)
Activision                                             3,600(b)           97,992
Anchor Gaming                                          5,600(b)          232,400
Aztar                                                 15,186(b)          198,633
GTECH Holdings                                         5,700(b)          196,878
Handleman                                             34,700(b)          485,800
Harley-Davidson                                       98,500           3,989,249
Harrah's Entertainment                                39,700(b)        1,072,297
Shuffle Master                                         7,200(b)           90,792
Topps                                                 35,900(b)          344,640
Viacom Cl B                                           98,137(b)        3,385,727
Total                                                                 10,094,408

Media (0.7%)
4 Kids Entertainment                                  13,600(b)          270,640
ADVO                                                   6,000(b)          204,000
British Sky Broadcasting Group                        61,535(b,c)        534,036
Clear Channel Communications                          28,800(b)        1,144,800
Consolidated Graphics                                 10,450(b)          178,486
Donnelley (RH)                                        14,700(b)          383,964
Gannett                                               32,400           1,947,564
Harland (John H)                                      13,000             284,700
Insight Communications                                 9,800(b)          180,320
Journal Register                                      16,300(b)          268,950
Price Communications                                  14,800(b)          250,860
Scholastic                                             4,424(b)          192,444
USA Networks                                         150,400(b)        2,704,192
WPP Group                                             27,746(c)          201,853
Zomax                                                 17,700(b)           96,111
Total                                                                  8,842,920

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Metals (0.5%)
AK Steel Holding                                      18,400            $155,480
Alcoa                                                132,300           4,102,622
BHP Billiton                                         109,480(c)          459,750
Carpenter Technology                                   8,300             184,675
Reliance Steel & Aluminum                             16,050             381,348
Rio Tinto                                             50,597(c)          795,677
RTI Intl Metals                                       26,350(b)          220,023
Shaw Group                                             8,800(b)          247,896
Stillwater Mining                                      8,800(b)          177,056
WMC                                                   50,074(c)          195,221
Worthington Inds                                      10,300             115,875
Total                                                                  7,035,623

Miscellaneous (0.5%)
Boots                                                 10,651(c)           97,680
Cell Genesys                                          11,800(b)          188,800
Convergys                                            115,400(b)        3,202,349
HBOS                                                  17,575(c)          189,592
Intersil                                              37,900(b)        1,058,168
JAKKS Pacific                                         10,300(b)          139,050
Key Energy Services                                   20,200(b)          128,472
Learning Tree Intl                                     6,000(b)          121,800
PolyMedica                                             5,700(b,j)         87,039
Retek                                                  6,650(b)           80,931
Rightchoice Managed Care                               6,000(b)          300,300
Suez Lyonnaise des Eaux                               15,195(c)          505,090
UCBH Holdings                                          9,500             277,210
Total                                                                  6,376,481

Multi-industry conglomerates (3.1%)
Adecco                                                 1,244(c)           42,403
Argosy Gaming                                          8,700(b)          227,940
Corinthian Colleges                                    8,800(b)          296,648
Danaher                                               33,100           1,561,658
Electronics for Imaging                                9,800(b)          159,544
General Electric                                     743,500          27,658,200
Gladstone Capital                                      7,500(b)          121,050
Global Payments                                        8,800             258,720
Griffon                                               19,910(b)          242,902
Mettler-Toledo Intl                                   41,200(b)        1,736,168
Minnesota Mining & Mfg                                28,900           2,843,760
Mitsubishi                                            20,000(c)          143,037
Modis Professional Services                           39,400(b)          157,600
Rentokil Initial                                      58,196(c)          210,405
Stewart & Stevenson Services                          12,250             294,980
Textron                                               48,600           1,633,446
Tyco Intl                                             79,400(c)        3,612,700
YORK Intl                                              8,300             237,712
Total                                                                 41,438,873

Paper & packaging (0.3%)
Ball                                                   7,300             437,270
Glatfelter (PH)                                       12,000             183,720
Intl Paper                                            65,600           2,282,880
Ivex Packaging                                        17,300(b)          294,965
OJI Paper                                             36,000(c)          181,012
Packaging Corp of America                              9,500(b)          146,775
Stora Enso Oyj                                        17,381(c)          193,904
Total                                                                  3,720,526

Real estate investment trust (0.8%)
Arden Realty                                          12,300             314,511
BRE Properties Cl A                                    8,100             242,595
Camden Property Trust                                  6,900             255,990
Developers Diversified Realty                         10,200             183,090
Equity Office Properties Trust                        48,900           1,564,800
Equity Residential Properties Trust                   13,000             759,200
Essex Property Trust                                   5,700             279,870
Gables Residential Trust                               9,000             275,940
Pan Pacific Retail Properties                          8,100             213,435
Reckson Associates Realty                              7,300             176,295
SL Green Realty                                        8,900             280,528
Smith (Charles E) Residential Realty                   7,400             381,100
Starwood Hotels & Resorts Worldwide                  255,400           5,618,800
United Dominion Realty Trust                          24,500             349,860
Total                                                                 10,896,014

Restaurants & lodging (0.7%)
Brinker Intl                                         113,900(b)        2,690,318
Cheesecake Factory (The)                               6,789(b)          162,597
Darden Restaurants                                    40,800           1,071,000
McDonald's                                            59,500           1,614,830
P.F. Chang's China Bistro                              6,400(b)          229,888
Panera Bread Cl A                                      7,800(b)          272,922
RARE Hospitality Intl                                 14,000(b)          217,560
Tricon Global Restaurants                             79,700(b)        3,125,834
Total                                                                  9,384,949

Retail (3.5%)
American Eagle Outfitters                             60,200(b)        1,197,980
AnnTaylor Stores                                       7,100(b)          155,632
Best Buy                                              66,700(b)        3,031,515
Borders Group                                          8,000(b)          153,200
Checkpoint Systems                                     5,200(b)           56,836
Circuit City Stores- CarMax Group                     14,100(b)          158,625
Deb Shops                                              7,000             144,060
Dillard's Cl A                                        17,000             223,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                                                Shares            Value(a)

Retail (cont.)
Family Dollar Stores                                  94,100          $2,589,632
Federated Dept Stores                                 57,200(b)        1,613,040
Gart Sports                                           10,500(b)          127,050
Home Depot                                           199,400           7,650,978
Kroger                                               294,500(b)        7,256,480
Marks & Spencer                                       94,345(c)          353,580
NBTY                                                  16,700(b)          219,772
Next                                                  17,530(c)          230,586
Pathmark Stores                                       14,100(b)          335,580
Penney (JC)                                           47,300           1,035,870
Phillips-Van Heusen                                   14,500             143,550
Pier 1 Imports                                        24,100             200,030
Reade (Duane)                                          8,800(b)          264,000
Rent-A-Center                                          5,700(b)          132,525
Safeway                                              109,850(b)        4,363,242
Sears, Roebuck                                        49,100           1,700,824
ShopKo Stores                                         19,200(b)          159,168
Tesco                                                136,390(c)          513,158
TJX Companies                                         40,300           1,325,870
Tweeter Home Entertainment Group                       5,750(b)           78,430
Venator Group                                         11,200(b)          170,800
Wal-Mart de Mexico                                    67,912(c)          142,063
Wal-Mart Stores                                      187,300           9,271,351
Walgreen                                              50,900           1,752,487
Wet Seal Cl A                                          6,875(b)          126,569
Zale                                                  10,769(b)          285,163
Total                                                                 47,163,536

Textiles & apparel (0.1%)
Chico's FAS                                            9,000(b)          211,950
Columbia Sportswear                                    4,800(b)          106,560
Genesco                                                7,000(b)          113,750
Hot Topic                                              6,600(b)          165,660
Maxwell Shoes Cl A                                    13,100(b)          183,400
Unifi                                                 22,400(b)          183,680
Total                                                                    965,000

Transportation (0.5%)
Airborne                                              14,500             138,475
Arkansas Best                                         11,400(b)          236,094
Burlington Northern Santa Fe                         109,400           2,926,450
East Japan Railway                                        46(c)          277,629
Forward Air                                           10,800(b)          254,232
Landstar System                                        4,233(b)          270,912
Norfolk Southern                                      91,700           1,478,204
Union Pacific                                         20,100             942,690
Yellow Corp                                           10,400(b)          211,536
Total                                                                  6,736,222

Utilities -- electric (0.9%)
Allete                                                 8,200             210,248
Calpine                                               86,900(b)        1,982,189
Cleco                                                 17,800             366,858
Duke Energy                                          106,700           4,038,596
E.On                                                   4,212(c)          215,959
El Paso Electric                                      23,323(b)          306,697
Great Plains Energy                                    6,200(b)          161,758
Innogy Holdings                                       97,776(c)          303,210
Niagara Mohawk Holdings                              227,000(b)        3,852,190
Public Service Co of New Mexico                       12,200             307,562
RWE                                                    5,929             237,580
UIL Holdings                                           4,841             230,867
Unisource Energy                                      11,700             163,800
Total                                                                 12,377,514

Utilities -- gas (0.2%)
Dynegy Cl A                                           34,600           1,198,890
Energen                                               13,900             312,750
New Jersey Resources                                   5,300             234,313
ONEOK                                                 20,400             337,824
UGI                                                   14,700             398,370
Western Gas Resources                                  8,600             223,858
Total                                                                  2,706,005

Utilities -- telephone (3.7%)
BellSouth                                            266,950          11,091,773
British Telecommunications                            83,710(c)          418,297
Deutsche Telekom                                      21,851(c)          339,290
France Telecom                                         9,711(c)          306,173
Liberty Media Cl A                                   334,400(b)        4,246,880
NTT DoCoMo                                                44(c)          594,645
SBC Communications                                   275,221          12,968,413
Sprint (FON Group)                                   208,200           4,998,882
Telefonica                                            21,172(b,c)        234,076
Telephone & Data Systems                              15,700           1,480,510
Verizon Communications                               216,554          11,717,736
Vodafone Group                                       455,248(c)        1,003,617
WorldCom-WorldCom Group                               84,600(b)        1,272,384
Total                                                                 50,672,676

Total common stocks
(Cost: $824,205,056)                                                $740,461,923

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Preferred stocks & other (1.0%)
Issuer                                                Shares            Value(a)

Apache
     2.01% Cv                                         39,950          $1,487,738
Asia Pulp & Paper
     Warrants                                            400(b,c,d,f)         --
Century Maintenance
     13.25% Pay-in-kind Series C                       3,865(n)          309,200
CNF Trust I
     5.00% Cm Cv Series A                             19,300             752,700
DB UK Tech Basket
     Warrants                                         11,391(b,c)            837
Dominion Resources
     9.50% Cv                                         22,550           1,324,813
Duke Energy
     8.25% Cv                                         40,700           1,070,410
Elan
     Rights                                           30,500(b,c)          3,974
Intermedia Communications
     13.50% Pay-in-kind Series B                         972(n)        1,049,533
Kerr-McGee
     5.50% Cv                                         28,500             983,250
Metlife Capital
     8.00% Cm Cv                                      10,720             998,782
NRG Energy
     6.50% Cv                                         65,300           1,266,820
NSM Steel
     Warrants                                      2,722,298(b,d)              3
Paxson Communications
     12.50% Cm Pay-in-kind
     Exchangeable                                        649(n)          589,305
Pegasus Satellite
     12.75% Pay-in-kind Series B                         566(b,n)        429,994
Pharmacia
     6.50% Cv ACES                                    53,400(m)        2,015,850
Sprint
     7.13% Cv                                         20,300             552,160
Telehub Communications
     Warrants                                          2,500(b,f)             --
VEC Trust I
     7.75% Cm Cv                                      34,700           1,028,855

Total preferred stocks & other
(Cost: $15,279,268)                                                  $13,864,224

Bonds (27.2%)
Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Government obligations & agencies (4.1%)
Federal Republic of Brazil
     (U.S. Dollar)
         04-15-14               8.00%             $1,354,551(c)         $914,322
U.S. Treasury
         08-15-10               5.75               8,000,000           8,663,760
         08-15-17               8.88              11,000,000(h)       15,219,490
         08-15-23               6.25              14,700,000          16,147,068
         08-15-27               6.38               8,500,000(h)        9,533,260
United Mexican States
     (U.S. Dollar)
         09-15-16              11.38               2,700,000(c)        3,123,900
Total                                                                 53,601,800

Mortgage-backed securities (4.9%)
Federal Home Loan Mtge Corp
         03-01-13               5.50               7,256,342           7,323,859
         07-01-28               6.00               7,987,422           8,027,986
         09-01-28               6.00               8,284,476           8,326,549
Federal Natl Mtge Assn
         03-01-14               5.50               7,831,305           7,890,717
         05-01-24               7.50               6,429,142           6,750,082
         02-01-30               7.00               8,981,496           9,300,225
         03-01-30               7.00               7,208,162           7,471,678
     Collateralized Mtge Obligation
         05-18-26               5.00               9,593,000           9,446,213
Total                                                                 64,537,309

Aerospace & defense (0.8%)
Alliant Techsystems
     Sr Sub Nts
         05-15-11               8.50                 650,000(d)          666,250
Fairchild
     Company Guaranty
         04-15-09              10.75                 140,000              68,600
Hexcel
     Sr Sub Nts
         01-15-09               9.75                 355,000             177,500
L-3 Communications
     Sr Sub Nts
         05-15-08               8.50                 500,000             512,500
     Sr Sub Nts Series B
         05-01-07              10.38                 535,000             561,750
Northrop-Grumman
         03-01-16               7.75               5,000,000           5,417,150
Roller Bearing Co of America
     Company Guaranty Series B
         06-15-07               9.63                 700,000             595,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Aerospace & defense (cont.)
Sequa
     Sr Nts
         08-01-09               9.00%               $300,000            $256,500
Systems 2001 Asset Trust
         09-15-13               6.66               2,000,000(d)        2,095,300
Total                                                                 10,350,550

Airlines (0.6%)
Continental Airlines
     Series A
         09-15-17               6.65               2,748,936           2,478,111
Delta Air Lines
         09-18-11               7.11               3,000,000           2,971,200
US Airways
     (MBIA Insured)
         03-20-21               7.08               2,495,663(o)        2,411,560
Total                                                                  7,860,871

Automotive & related (0.4%)
Aftermarket Technology
     Sr Sub Nts Series D
         08-01-04              12.00                 350,000             339,500
Delco Remy Intl
     Company Guaranty
         05-01-09              11.00                 300,000(d)          298,500
Ford Motor Credit
         06-15-10               7.88               1,000,000           1,056,140
         02-01-11               7.38               3,000,000           3,064,782
Lear
     Company Guaranty Series B
         05-15-09               8.11                 500,000             493,815
Oxford Automotive
     Company Guaranty Series D
         06-15-07              10.13                 170,000              88,400
Total                                                                  5,341,137

Banks and savings & loans (1.1%)
Bank of America
         05-16-05               7.88               3,000,000           3,339,033
Bank United
     Medium-term Notes Series A
         03-15-09               8.00               1,500,000           1,654,380
Capital One Bank
     Sr Nts
         06-15-05               8.25               3,000,000           3,100,710
Deutsche Telekom Intl Finance
     (U.S. Dollar)
         06-15-10               8.00               2,000,000(c)        2,164,816
Union Planters Bank
     Sub Nts
         03-15-08               6.50               5,000,000           4,951,415
Total                                                                 15,210,354

Building materials & construction (0.4%)
Del Webb
     Sr Sub Debs
         05-01-09               9.38                 400,000             400,000
Louisiana Pacific
     Sr Sub Nts
         08-15-05               8.50                 200,000             185,776
Masco
         05-03-04               6.00               2,000,000           2,064,379
Nortek
     Sr Nts Series B
         03-15-07               9.25                 250,000             231,250
Pulte Homes
     Sr Nts
         08-01-11               7.88               1,400,000(d)        1,375,548
Schuler Homes
     Sr Nts
         07-15-09               9.38                 500,000(d)          472,500
Toll
     Sr Sub Nts
         02-01-11               8.25                 460,000             416,300
WCI Communities
     Company Guaranty
         02-15-11              10.63                 150,000             139,500
Total                                                                  5,285,253

Chemicals (0.2%)
Allied Waste North America
     Company Guaranty
         04-01-08               8.88                 900,000(d)          918,000
     Company Guaranty Series B
         01-01-06               7.63               1,050,000           1,023,750
Georgia Gulf
         11-15-05               7.63                 100,000             101,556
Huntsman
     Sr Sub Nts
         07-01-07               9.50                 575,000(d)          138,000
IMC Global
     Sr Nts
         06-01-08              10.88                 370,000(d)          362,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Chemicals (cont.)
Lyondell Chemical
     Series B
         05-01-07               9.88%               $100,000             $92,000
Noveon
     Company Guaranty Series B
         02-28-11              11.00                 100,000              98,000
Resolution Performance
     Sr Sub Nts
         11-15-10              13.50                 500,000             515,000
Total                                                                  3,248,906

Communications equipment & services (0.7%)
Alamosa Delaware
     Sr Nts
         08-15-11              13.63                  90,000(d)           85,050
CIENA
     Cv
         02-01-08               3.75               2,960,000           1,772,300
Dobson/Sygnet Communications
     Sr Nts
         12-15-08              12.25                 590,000             609,175
EchoStar DBS
     Sr Nts
         02-01-09               9.38                 150,000             146,625
Fairpoint Communications
     Sr Sub Nts
         05-01-10              12.50                 500,000             410,000
GT Group Telecom
         06-30-08               9.89                 700,000(g)          518,000
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10              12.75                 215,000              51,600
NTL Communications
     Sr Nts Series B
         10-01-10              11.88                 150,000              75,375
Price Communications Wireless
     Company Guaranty Series B
         12-15-06               9.13               1,300,000           1,326,000
Rural Cellular
     Sr Sub Nts Series B
         05-15-08               9.63                 600,000             582,000
Telehub Communications
     Company Guaranty
         07-31-05              13.88               2,500,000(b,f)             --
Verizon Global Funding
         12-01-05               6.75               2,000,000           2,129,948
         12-01-10               7.25               2,000,000           2,154,454
Total                                                                  9,860,527

Computers & office equipment (0.8%)
Adaptec
     Cv Sub Nts
         02-01-04               4.75               1,981,000           1,774,382
Akamai Technologies
     Cv
         07-01-07               5.50               3,980,000           1,437,974
BEA Systems
         12-15-06               4.00               1,350,000             993,938
Comverse Technology
     Cv
         12-01-05               1.50               1,470,000           1,043,700
Juniper Networks
     Cv
         03-15-07               4.75               3,850,000           2,377,375
Mercury Interactive
     Cv
         07-01-07               4.75               1,470,000             992,250
Solectron
     Zero Coupon Cv
         11-20-20               3.77               6,295,000(k)        2,556,399
Total                                                                 11,176,018

Electronics (1.0%)
Celestica
     (U.S. Dollar) Zero Coupon Cv
         08-01-20               3.84               5,970,000(c,k)      2,156,663
Lam Research
     Cv
         06-01-06               4.00               1,040,000(d)          783,900
LSI Logic
     Cv
         02-15-05               4.00               1,310,000           1,041,450
RF Micro Devices
     Cv
         08-15-05               3.75                 610,000             465,888
STMicroelectronics
     (U.S. Dollar) Zero Coupon Cv
         11-16-10               3.99               2,510,000(c,d,k)    1,640,913
Thomas & Betts
         01-15-06               6.50               4,500,000           4,119,349
Triquint Semiconductor
     Cv Sub Nts
         03-01-07               4.00               3,530,000           2,691,624
Vitesse Semiconductor
     Cv
         03-15-05               4.00               1,300,000           1,022,125
Total                                                                 13,921,912

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Energy (0.8%)
Anadarko Finance
     Company Guaranty Series B
         05-01-11               6.75%             $2,000,000          $2,045,100
Calpine Canada Energy Finance
     (U.S. Dollar) Company Guaranty
         05-01-08               8.50                 800,000(c)          781,152
Devon Energy
     Cv
         08-15-08               4.90               1,265,000           1,273,729
Grant Prideco
     Company Guaranty Series B
         12-01-07               9.63                 370,000             345,950
Hanover Equipment Trust
     Sr Nts
         09-01-08               8.50                 175,000(d)          175,438
         09-01-11               8.75                 200,000(d)          200,000
Mirant Amerias Generation
     Sr Nts
         05-01-11               8.30               2,500,000(d)        2,638,185
Phillips Petroleum
         05-25-05               8.50               3,000,000           3,339,257
Total                                                                 10,798,811

Energy equipment & services (0.1%)
Nabors Inds
     Zero Coupon Cv
         06-20-20               1.88               2,840,000(k)        1,704,000
SESI LLC
     Company Guaranty
         05-15-11               8.88                  76,000              69,540
Total                                                                  1,773,540

Financial services (1.6%)
E*TRADE Group
     Cv
         02-01-07               6.00               2,650,000           1,599,938
GMAC
         09-15-11               6.88               5,000,000           4,944,850
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07              10.00                 435,000(b,c)         65,250
LaBranche
     Sr Nts
         08-15-04               9.50                 420,000             448,547
     Sr Sub Nts
         03-02-07              12.00                 100,000             111,000
Morgan Stanley, Dean Witter, Discover & Co
         06-15-05               7.75               3,000,000           3,280,527
Providian Natl Bank
     Sr Nts
         03-15-03               6.70               5,000,000           5,021,800
Wilmington Trust
         05-01-08               6.63               6,300,000           6,617,583
Total                                                                 22,089,495

Food (0.1%)
Del Monte
     Sr Sub Nts
         05-15-11               9.25                 250,000(d)          255,000
Kellogg
     Series B
         04-01-11               6.60               1,600,000           1,653,520
RAB Enterprises
     Company Guaranty
         05-01-05              10.50                 150,000              79,500
Total                                                                  1,988,020

Furniture & appliances (--%)
Interface
     Company Guaranty
         04-01-08               7.30                 250,000             217,500

Health care (0.1%)
Allergan
     Zero Coupon Cv
         11-01-20               3.50               1,750,000(k)        1,074,063
Human Genome
     Cv
         03-15-07               3.75                 700,000             476,623
Total                                                                  1,550,686

Health care services (0.3%)
Amerisource Bergen
     Sr Nts
         09-01-08               8.13                  75,000(d)           77,438
HCA
         09-01-10               8.75                 260,000             283,400
         02-01-11               7.88                 500,000             515,000
Magellan Health Services
     Sr Nts
         11-15-07               9.38                 500,000(d)          510,000
Manor Care
     Company Guaranty
         03-01-08               8.00                 500,000             514,375
Omnicare
     Sr Sub Nts
         03-15-11               8.13                 329,000(d)          339,693

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Health care services (cont.)
Triad Hospitals
     Company Guaranty
         05-01-09               8.75%               $880,000            $901,999
Triad Hospitals Holdings
     Company Guaranty Series B
         05-15-09              11.00                 335,000             361,800
Vanguard Health Systems
     Sr Sub Nts
         08-01-11               9.75                 175,000(d)          178,500
Total                                                                  3,682,205

Industrial equipment & services (--%)
Motors & Gears
     Sr Nts Series D
         11-15-06              10.75                 465,000             399,900
Terex
     Company Guaranty Series B
         04-01-11              10.38                 185,000             177,600
Total                                                                    577,500

Insurance (0.6%)
Americo Life
     Sr Sub Nts
         06-01-05               9.25                 900,000             882,000
Executive Risk Capital
     Company Guaranty Series B
         02-01-27               8.68               1,500,000           1,591,098
Nationwide CSN Trust
         02-15-25               9.88               5,000,000(d)        5,123,725
Total                                                                  7,596,823

Leisure time & entertainment (0.9%)
Ameristar Casinos
     Company Guaranty
         02-15-09              10.75                  65,000              65,975
Argosy Gaming
     Company Guaranty
         06-01-09              10.75                 225,000             239,625
     Sr Sub Nts
         09-01-11               9.00                  75,000              74,625
Choctaw Resort Development Enterprises
     Sr Nts
         04-01-09               9.25                 675,000(d)          668,250
Coast Hotels & Casino
     Company Guaranty
         04-01-09               9.50                 850,000             816,000
Harrahs Operating
     Company Guaranty
         02-01-11               8.00               3,000,000           2,920,968
Horseshoe Gaming LLC
     Company Guaranty Series B
         06-15-07               9.38                 345,000             355,350
Isle of Capri Casinos/Capital
     1st Mtge Series B
         08-31-04              13.00                 100,000             103,250
Mohegan Tribal Gaming
     Sr Sub Nts
         07-01-11               8.38                 100,000(d)          100,500
Station Casino
     Sr Nts
         02-15-08               8.38                 750,000             697,500
Time Warner
         02-01-24               7.57               5,875,000           5,940,624
USA Networks
     Cv
         07-01-03               7.00                 870,000             856,950
Total                                                                 12,839,617

Media (1.2%)
Adelphia Communications
     Sr Nts Series B
         06-15-11              10.25                 225,000             195,750
Australis Media
     (U.S. Dollar)
         05-15-03              15.75               5,000,000(b,c)         50,000
     (U.S. Dollar) Sr Disc Nts
         05-15-03              15.75                  40,885(b,c)              4
Charter Communications Holdings/Charter Capital
     Sr Nts
         10-01-09              10.75               1,290,000           1,283,550
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06              10.00                 650,000             630,500
Comcast Cable Communications
         01-30-11               6.75               1,500,000           1,506,495
CSC Holdings
     Sr Sub Deb
         05-15-16              10.50               1,060,000           1,144,800
Cumulus Media
     Company Guaranty
         07-01-08              10.38                  50,000              47,250
Harcourt General
         08-01-27               7.20               2,000,000           1,853,640
Lamar Media
     Company Guaranty
         09-15-07               8.63                  50,000              49,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Media (cont.)
Lenfest Communications
     Sr Nts
         02-15-08               7.63%             $1,500,000          $1,587,525
MDC
     (U.S. Dollar) Sr Sub Nts
         12-01-06              10.50                 500,000(c)          387,500
Mediacom Broadband
     Sr Nts
         07-15-13              11.00                 355,000(d)          362,100
News America Holdings
         10-15-12              10.13               2,175,000           2,376,775
Nexstar Finance LLC
     Company Guaranty
         04-01-08              12.00                 215,000             197,800
Pegasus Satellite
     Sr Nts
         08-01-06              12.38                 280,000             246,400
Quebecor Media
     (U.S Dollar) Sr Nts
         07-15-11              11.13                 350,000(c,d)        346,500
Radio One
     Sr Sub Nts
         07-01-11               8.88                 250,000(d)          246,250
Regional Independent Medical
     (U.S. Dollar) Sr Nts
         07-01-08              10.50                  50,000(c)           50,000
Rogers Cablesystems
     (U.S. Dollar) Company Guaranty
         12-01-15              11.00                 350,000(c)          371,000
Salem Communication Holding
     Sr Sub Nts
         07-01-11               9.00                 100,000(d)          102,750
Telemundo Holdings
     Zero Coupon Sr Disc Nts
         08-15-03               3.24                 250,000(d,l)        208,750
TeleWest Communications
     (U.S. Dollar)
         10-01-07              11.00                 100,000(c)           63,500
Veninfotel
     (U.S. Dollar) Cv Pay-in-kind
         03-01-02              10.00               2,734,889(c,g,n)    2,734,888
WRC Media/Weekly Read/Compass
     Sr Sub Nts
         11-15-09              12.75                 150,000             144,000
Total                                                                 16,187,227

Metals (0.1%)
Freeport-McMoran
     Cv
         01-31-06               8.25                 870,000(d)          939,600
Great Lakes Carbon
     Company Guaranty Pay-in-kind Series B
         05-15-08              10.25                 120,000(n)           72,000
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03              10.13                 334,125(c,d)        314,077
Maxxam Group Holdings
     Sr Nts Series B
         08-01-03              12.00                 150,000             127,500
Total                                                                  1,453,177

Miscellaneous (0.9%)
Chancellor Media
     Sr Sub Nts Series B
         12-15-07               8.13                  50,000              51,625
Consolidated Container LLC/Consolidated Container Capital
         07-15-09              10.13                 260,000             239,200
EOP Operating LP
     Sr Nts
         07-15-11               7.00               2,700,000           2,761,738
Falcon Products
     Company Guaranty Series B
         06-15-09              11.38                 500,000             470,000
FCB/NC Capital
     Company Guaranty
         03-01-28               8.05               4,625,000           4,057,065
ISG Resources
         04-15-08              10.00                 765,000             520,200
Meritage
     Company Guaranty
         06-01-11               9.75                 585,000             541,125
Nationwide Credit
     Sr Nts Series A
         01-15-08              10.25                 250,000              77,500
NSM Steel
     Company Guaranty
         02-01-06              12.00               2,060,396(b,d)        642,431
         02-01-08              12.25               4,300,000(b,d)      1,337,472
Omega Cabinets
     Sr Sub Nts
         06-15-07              10.50                 750,000             750,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Miscellaneous (cont.)
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06              11.00%               $250,000            $208,350
William Carter
     Sr Sub Nts
         08-15-11              10.88                  45,000(d)           45,675
Total                                                                 11,702,381

Multi-industry conglomerates (0.2%)
Jordan Inds
     Sr Nts Series D
         08-01-07              10.38                 400,000             336,000
Metromedia Intl Group
     Sr Disc Nts Series B
         03-30-02              10.50               1,829,500(l)          785,221
Prime Succession
     Sr Sub Nts
         08-15-04              10.75                 980,000(b)          117,600
Tyco Intl Group
     Zero Coupon Cv
         02-12-21               1.71               2,820,000(k)        2,044,500
Total                                                                  3,283,321

Paper & packaging (0.6%)
Abitibi-Consolidated
     (U.S. Dollar)
         08-01-05               8.30               2,500,000(c)        2,646,075
APP China Group
     (U.S. Dollar) Sr Nts
         03-15-05              14.00                 400,000(b,c,d)       33,500
Ball
     Company Guaranty
         08-01-08               8.25                 260,000             260,000
Berry Plastics
     Company Guaranty Series B
         07-15-07              11.00                 250,000             240,000
     Sr Sub Nts
         04-15-04              12.25                 100,000             100,000
Crown Paper
     Sr Sub Nts
         09-01-05              11.00                 705,000(b)           14,100
Intl Paper
         07-08-05               8.13               2,500,000           2,704,625
Packaging Corp of America
     Company Guaranty
         04-01-09               9.63                 750,000             791,250
Printpack
     Sr Sub Nts Series B
         08-15-06              10.63                 100,000             101,000
Riverwood Intl
     Company Guaranty
         08-01-07              10.63                  70,000              70,700
         04-01-08              10.88                  85,000              79,050
     Company Guaranty Sr Nts
         04-01-06              10.25                 300,000             301,500
Riverwood Intl
     Sr Nts
         08-01-07              10.63                 180,000(d)          181,800
Silgan Holdings
         06-01-09               9.00                 500,000             492,500
Tembec Inds
     (U.S. Dollar) Company Guaranty
         02-01-11               8.50                 200,000(c)          202,000
Total                                                                  8,218,100

Real estate investment trust (--%)
Meristar Hospitality
     Sr Nts
         01-15-11               9.13                 300,000(d)          237,000

Restaurants & lodging (0.4%)
Extended Stay America
     Sr Sub Nts
         06-15-11               9.88                 500,000(d)          442,500
MGM Mirage
         02-06-08               6.88               5,000,000           4,463,750
Total                                                                  4,906,250

Retail (1.2%)
Albertson's
     Sr Nts
         02-15-11               7.50               3,000,000           3,234,630
Eye Care Centers of America
     Company Guaranty
         05-01-08               9.13                 250,000              80,000
Kroger
     Sr Nts
         07-15-06               8.15               5,000,000           5,619,800
Lowe's
     Zero Cpn Cv
         02-16-21               2.16                 400,000(k)          264,500
     Zero Coupon Cv Sr Nts
         02-16-21               2.50               1,730,000(d,k)      1,143,963
Rite Aid
     Sr Nts
         04-15-05               7.63                 235,000             206,800
Wal-Mart CRAVE Trust
         07-17-06               7.00               5,890,939(d)        6,324,275
Total                                                                 16,873,968

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
41 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Textiles & apparel (--%)
Galey & Lord
     Company Guaranty
         03-01-08               9.13%               $175,000             $40,250

Transportation (0.4%)
Enterprise Rent-A-Car USA Finance
         02-15-08               6.80               3,000,000(d)        3,040,404
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-07               9.50                 580,000(b,c)        220,400
Interpool
         08-01-07               7.20                  85,000              76,780
         08-01-07               7.35                 425,000             385,857
Union Pacific
         01-15-11               6.65               2,000,000           2,051,596
Zhuhai Highway
     (U.S. Dollar) Sub Nts
         07-01-08              11.50               2,070,000(b,c,d)      207,000
Total                                                                  5,982,037

Utilities -- electric (0.8%)
Exelon
     Sr Nts
         05-01-11               6.75               3,000,000           3,078,450
Public Service Electric & Gas
     1st & Ref Mtge (AMBAC Insured)
         01-01-16               6.75               7,365,000(o)        7,280,155
Total                                                                 10,358,605

Utilities -- gas (1.0%)
Columbia Energy Group
     Series E
         11-28-10               7.32               5,043,000           5,208,461
Dynegy-Roseton Danskamme
     Company Guaranty
         11-08-10               7.27               3,000,000(d)        3,155,820
El Paso Energy
     Sr Nts
         12-15-12               7.38               2,000,000           2,060,400
         08-01-31               7.80               1,000,000             981,980
Southwest Gas
         02-15-11               8.38               2,000,000           2,118,720
Total                                                                 13,525,381

Utilities -- telephone (0.9%)
Adelphia Business Solutions
     Sr Nts Series B
         09-01-04              12.25                 750,000             449,325
AT&T Wireless Services
     Sr Nts
         03-01-11               7.88               2,800,000(d)        2,987,488
CenturyTel
     Sr Nts
         10-15-12               7.75               2,000,000           2,074,020
Citizens Communications
         08-15-08               7.63               1,400,000(d)        1,415,932
Geotek Communications
     Escrow Cv Sr Sub Nts
         02-15-02              12.00               2,485,000(b,f,g)           --
ITC DeltaCom
     Sr Nts
         11-15-08               9.75                 300,000              90,000
Nextel Communications
     Sr Nts
         02-01-11               9.50                 585,000             356,850
Telefonica Europe
     (U.S. Dollar) Company Guaranty
         09-15-10               7.75               4,000,000(c)        4,215,840
Total                                                                 11,589,455

Total bonds
(Cost: $375,859,424)                                                $367,865,986

Option purchased (--%)

Issuer                  Contracts        Exercise     Expiration        Value(a)
                                            price           date

Call
S & P 500 Index               380          $1,175      Dec. 2001        $288,800

Total option purchased
(Cost: $1,597,140)                                                      $288,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Short-term securities (14.6%)(i)
Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (8.8%)
Federal Home Loan Bank Disc Nt
         11-23-01               2.46%            $10,200,000         $10,161,127
Federal Home Loan Mtge Corp Disc Nts
         10-30-01               3.41              19,900,000          19,839,857
         12-13-01               2.69              30,000,000          29,833,433
Federal Natl Mtge Assn Disc Nts
         10-15-01               3.36              16,100,000          16,074,531
         10-24-01               2.55              13,000,000          12,976,058
         11-06-01               3.39              30,000,000          29,890,152
Total                                                                118,775,158

Commercial paper (5.8%)
AEGON Funding
         12-03-01               3.37               3,900,000(e)        3,881,196
Alcoa
         10-19-01               3.01               6,500,000           6,488,625
Bayer
         10-09-01               3.50               3,000,000(e)        2,996,792
Coca-Cola
         10-12-01               3.65               1,400,000           1,397,981
Gannett
         10-03-01               3.50               5,200,000(e)        5,197,472
         10-11-01               2.90               8,000,000(e)        7,991,622
         10-11-01               3.43                 600,000(e)          599,257
Heinz (HJ) Finance
         10-03-01               3.48               6,400,000(e)        6,396,907
         10-23-01               2.67               7,800,000(e)        7,785,537
Natl Rural Utilities
         10-29-01               2.46               5,100,000           5,089,240
         10-29-01               2.66               7,500,000           7,482,886
Pfizer
         10-05-01               3.46               2,100,000(e)        2,098,587
Societe Generale North America
         10-22-01               3.55               9,800,000           9,777,003
         02-13-02               3.38               4,300,000           4,257,638
Southern Co Funding
         10-22-01               2.50               1,900,000(e)        1,896,833
         11-07-01               3.34               2,100,000(e)        2,092,230
Unilever Capital
         11-01-01               2.51               2,600,000(e)        2,593,861
Total                                                                 78,023,667

Letter of credit (--%)
Bank of America -
AES Shady Point
         10-18-01               3.52%               $500,000            $498,998

Total short-term securities
(Cost: $197,293,388)                                                $197,297,823

Total investments in securities
(Cost: $1,414,234,276)(p)                                         $1,319,778,756

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Sept. 30, 2001, the value of foreign securities represented 4.19% of net assets.
(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.
(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f)  Negligible market value.
(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Sept. 30, 2001, is as follows:

     Security                                                     Acquisition                         Cost
                                                                     dates
     Geotek Communications
       12.00% Escrow Cv Sr Sub Nts 2002                            08-26-00                     $       --
     GT Group Telecom
       9.89% 2008                                                  02-09-01                        556,500
     Veninfotel
       (U.S. Dollar) 10.00% Cv Pay-in-kind 2002             03-05-97 thru 03-15-00               2,734,889

(h) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

     Type of security                                                  Contracts
     Purchase contracts
     Nasdaq 100, Dec. 2001                                                    96
     S&P 500 Index, Dec. 2001                                                406

     Sale contracts
     Russell Index, Dec. 2001                                                  8

(i) At Sept. 30, 2001, cash or short-term securities were designated to cover open put options written as follows (see Note 6 to the financial statements):

     Issuer            Contracts      Exercise       Expiration      Value(a)
                                        price           date
     S&P 500 Index        500          $1,100         Dec. 2001     $4,090,000

(j) Security is partially or fully on loan. See Note 5 to the financial statements.
(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

--------------------------------------------------------------------------------
44 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

(m) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.
(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(o) The following abbreviations are used in the portfolio security description to identify the insurer of the issue:

     AMBAC --  American Municipal Bond Association Corporation
     MBIA  --  Municipal Bond Investors Assurance

(p) At Sept. 30, 2001, the cost of securities for federal income tax purposes was $1,432,183,696 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $  42,550,495
     Unrealized depreciation                                       (154,955,435)
                                                                   ------------
     Net unrealized depreciation                                  $(112,404,940)
                                                                  =============

--------------------------------------------------------------------------------
45 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Managed Allocation Fund
Fiscal year ended Sept. 30, 2001

Class A

Income distribution taxable as dividend income, 27.41% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.29875
March 27, 2001                                                           0.05711
June 27, 2001                                                            0.05198
Sept. 27, 2001                                                           0.04695
Total                                                                   $0.45479

Capital gain distribution taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.48948
Total distributions                                                     $0.94427

The distribution of $0.78823 per share, payable Dec. 20, 2000, consisted of $0.07253 derived from net investment income, $0.22622 from net short-term capital gains (a total of $0.29875 taxable as dividend income) and $0.48948 from net long-term capital gains.

Class B

Income distribution taxable as dividend income, 27.41% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.27956
March 27, 2001                                                           0.03862
June 27, 2001                                                            0.03499
Sept. 27, 2001                                                           0.03005
Total                                                                   $0.38322

Capital gain distribution taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.48948
Total distributions                                                     $0.87270

The distributions of $0.76904 per share, payable Dec. 20, 2000, consisted of $0.05334 derived from net investment income, $0.22622 from net short-term capital gains (a total of $0.27956 taxable as dividend income) and $0.48948 from net long-term capital gains.

--------------------------------------------------------------------------------
46 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

Class C

Income distribution taxable as dividend income, 27.41% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.28449
March 27, 2001                                                           0.04184
June 27, 2001                                                            0.03874
Sept. 27, 2001                                                           0.03325
Total                                                                   $0.39832

Capital gain distribution taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.48948
Total distributions                                                     $0.88780

The distribution of $0.77397 per share, payable Dec. 20, 2000, consisted of $0.05827 derived from net investment income, $0.22622 from net short-term capital gains (a total of $0.28449 taxable as dividend income) and $0.48948 from net long-term capital gains.

Class Y

Income distribution taxable as dividend income, 27.41% qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.30301
March 27, 2001                                                           0.06080
June 27, 2001                                                            0.05568
Sept. 27, 2001                                                           0.05052
Total                                                                   $0.47001

Capital gain distribution taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 20, 2000                                                           $0.48948
Total distributions                                                     $0.95949

The distribution of $0.79249 per share, payable Dec. 20, 2000, consisted of $0.07679 derived from net investment income, $0.22622 from net short-term capital gains (a total of $0.30301 taxable as dividend income) and $0.48948 from net long-term capital gains.

--------------------------------------------------------------------------------
47 AXP MANAGED ALLOCATION FUND -- ANNUAL REPORT

AXP Managed Allocation Fund                                     PRSRT STD AUTO
70100 AXP Financial Center                                       U.S. POSTAGE
Minneapolis, MN 55474                                                PAID
                                                                   AMERICAN
americanexpress.com                                                EXPRESS

Ticker Symbol
Class A: IMRFX    Class B: IMRBX
Class C: N/A      Class Y: IDRYX
                                                                          (logo)
                                                                        AMERICAN
                                                                         EXPRESS


This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6141 V (11/01)